Trade and other receivables - Disclosure of trade and other receivables (Details) - CAD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Trade and other receivables [abstract]
Trade receivables	$ 455,049	$ 68,530	$ 114,877
Unbilled revenue	42,248	5,211	$ 8,881
Sales tax recoverable	70,578	226,528
Total	$ 567,875	$ 300,269